RELATED PARTIES	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTIES

14.	RELATED PARTIES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Kwai Hoi, Ma	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited	A shareholder of the Company
True Blue Entertainment, LLC (“True Blue”)	Controlled by Mr. Fredrik Eklund

2)	Transactions with related parties

	For the Years ended March 31,
	2026	2025	2024
Borrowings from related parties (a)
Kwai Hoi, Ma	$-	$-	$3,536,592
Mui Ko	-	449,877	1,409,014
	$-	$449,877	$4,945,606

Repayment of borrowings from related parties
Cash repayments to a director — Kwai Hoi, Ma	$409,186	$615,969	$4,253,628
Settlement via issuance of 1,837,680 Class B ordinary shares (Note 11) — Kwai Hoi, Ma:	1,086,439	-	-
Mui Ko	-	449,877	409,014
	$1,495,625	$1,065,846	$4,662,642

Payment of operating expenses on behalf of the Company (b)
Kwai Hoi, Ma	$1,675,338	$593,263	$791,871

Board Director fee
Kwai Hoi, Ma	$323,076	$121,795	$-

Payment of SPAC extension fee
Nova Pulsar Holding Limited	$-	$69,763	$-

Purchase of convertible promissory note issued by the Company (c)
TKO Investment Limited	$-	$4,500,000	$-
Fantastic Global Venture Limited	$-	$-	$3,500,000
Edinburgh DH Holdings Limited	$-	$-	$1,000,000

Payment of marketing expenses (d)
True Blue	$-	$-	$451,613

Purchase of property and equipment on behalf of the Company (b)
Kwai Hoi, Ma	$-	$-	$12,621

Interest expense of convertible promissory notes - related parties
Edinburgh DH Holdings Limited	$-	$19,151	12,951
Fantastic Global Venture Limited	-	67,027	4,382
	$-	$86,178	17,333

(a)	The borrowings from related parties were interest free and repayable on demand.
(b)	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
(c)	TKO Investment Limited was no longer considered as related parties since July 2025 as it was no longer a shareholder of the Company.
(d)	True Blue was no longer considered as related parties since April 29, 2024.

3)	Balances with related parties

As of March 31, 2026 and 2025, the balances due from (to) related parties were as follows:

	As of March 31,
	2026	2025
Due from a related party (a)
Nova Pulsar Holdings Limited	$-	$714,527

Due to a director
Kwai Hoi, Ma	$297,221	$37,512

(a)	No longer considered as related parties since June 5, 2025.